Cash, cash equivalents and financial assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and financial assets	Cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2019	2020	2021
Cash and cash equivalents	202,887	136,792	103,756
Short-term investments	15,978	14,845	16,080
Cash and cash equivalents and short-term investments	218,865	151,637	119,836
Non-current financial assets	37,005	38,934	39,878
Total cash, cash equivalents and financial assets	255,869	190,570	159,714
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.
Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of December 31, 2019, 2020 and 2021 the amount of cash, cash equivalents and financials assets denominated in U.S. dollars amounted respectively to €97,688 thousand , €64,654 thousand and €47,164 thousand
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2019	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2020
Short-term investments	15,978	—	—	123	—	(1,256)	14,845
Non-current financial assets	37,005	3,000	—	(700)	(372)	—	38,934
Total	52,983	3,000	—	(577)	(372)	(1,256)	53,779

(in thousands of euro)	December 31, 2020	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2021
Short-term investments	14,845	—	—	99	—	1,136	16,080
Non-current financial assets	38,934	—	—	888	55	—	39,878
Total	53,779	—	—	987	55	1,136	55,958